Derivative Liability - Schedule of Derivative Liability Account Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative liability Beginning Balance	$ 4,235,016	$ 11,502,380
Derivative Liability Recorded on New Instruments	6,150,026	698,705
Elimination of Liability on Conversion	(11,647,933)	(79,044)
(Gain) on Settlement of Debt	(656,930)
Change in Fair Value at Year End	(2,244,353)	(7,887,025)
Derivative liability, ending balance	324,532	4,235,016
Warrants [Member]
Derivative liability Beginning Balance	714,401	1,263,929
Derivative Liability Recorded on New Instruments
Elimination of Liability on Conversion	(1,266,795)
(Gain) on Settlement of Debt
Change in Fair Value at Year End	552,452	(549,528)
Derivative liability, ending balance	58	714,401
Conversion Feature [Member]
Derivative liability Beginning Balance	3,520,615	10,238,451
Derivative Liability Recorded on New Instruments	6,150,026	698,705
Elimination of Liability on Conversion	(10,381,138)	(79,044)
(Gain) on Settlement of Debt	(656,930)
Change in Fair Value at Year End	1,691,901	(7,337,497)
Derivative liability, ending balance	$ 324,474	$ 3,520,615